General Information	12 Months Ended
Dec. 31, 2017
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General Information
1.	General Information

Merus N.V. is a clinical-stage immuno-oncology company developing innovative bispecific antibody therapeutics, headquartered in Utrecht, the Netherlands. Merus US, Inc. is a wholly-owned subsidiary of Merus N.V. located in Boston, Massachusetts, United States. These audited consolidated financial statements as at and for the twelve-month period ended December 31, 2017 comprise Merus N.V. and Merus US, Inc. (collectively, the “Company”).

Merus N.V. was incorporated in the Netherlands, with its statutory seat in Utrecht. In connection with becoming a listed company on the Nasdaq Global Market (“Nasdaq”), on May 19, 2016, Merus N.V.’s legal structure under Dutch law was changed from a private company with limited liability (in Dutch: besloten vennootschap met beperkte aansprakelijkheid) to a public company with limited liability (in Dutch: naamloze vennootschap) and Merus N.V.’s name changed from “Merus B.V.” to “Merus N.V.” The address of the Company’s registered office is Yalelaan 62, 3584 CM Utrecht, The Netherlands.

Nature of Business

The Company expects to incur significant expenses and operating losses for the foreseeable future as its bispecific antibody candidates advance from discovery through preclinical development and into clinical trials, and it seeks regulatory approval and pursues commercialization of any approved bispecific antibody candidate.

As a result, the Company may need additional financing to support its continuing operations. Until the Company can generate significant revenue from product sales, if ever, the Company expects to finance its operations through public equity or debt financings or other sources, which may include collaborations and business development opportunities with third parties. Adequate additional financing may not be available to the Company on acceptable terms, or at all. The Company’s inability to raise capital as and when needed would have a negative impact on the financial condition and ability to pursue its business strategy. The Company will need to generate significant revenue to achieve profitability and may never do so.

Based on the Company’s current operating plan, it expects its existing cash balances, including proceeds received from the private placement offering that closed in February 2018, to last through the end of 2020. For this assessment, we have taken into consideration our existing cash and cash equivalents of €149.7 million and investments of €41.1 million at December 31, 2017, together with the $55.8 million of proceeds received from our private placement offering that closed in February 2018. (see Note 24).